Loans Payable – Related Parties (Details) - USD ($)			12 Months Ended
	Jun. 30, 2025	Dec. 28, 2022	Dec. 31, 2025	Dec. 31, 2024	Apr. 07, 2014
Loans Payable – Related Parties [Line Items]
Loan amount		$ 250,000
Principal amount			$ 0	$ 250,000
Imputed interest rate		12.00%
Price of per share	$ 1
Conversion of accrued salaries			180,000
Loans Payable [Member]
Loans Payable – Related Parties [Line Items]
Loan amount					$ 80,000
Interest expense			$ 14,548	$ 30,082
Shares issued (shares)	250,000
Conversion of accrued salaries	$ 250,000